Summary of Fair Value Derivative Liability and Linked Common Shares (Detail) (USD $)	Feb. 28, 2015		Feb. 06, 2015	Sep. 26, 2014
Derivative [Line Items]
Total derivative liability	$ 714,294	[1]	$ 403,266	$ 767,038
Shares indexed to derivative liability	3,500,000		1,500,000	2,000,000

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of February 28, 2015 and May 31, 2014.